Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders Deficit - USD ($)	Total	Redeemable Convertible Preferred Stock Series A [Member]	Common Stock	Series B, Preferred Share	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)
Balance, shares at Dec. 31, 2018			66,714,970
Balance, amount at Dec. 31, 2018	$ (556,539)	$ 0	$ 66,715	$ 0	$ 10,426,245	$ (11,049,499)
Stock-based compensation, shares			150,000
Stock-based compensation, amount	51,211	0	$ 150	0	51,061	0
Common stock issued for cash, shares			4,000,000
Common stock issued for cash, amount	135,000	0	$ 4,000	0	131,000	0
Common stock issued in connection with debenture issuance, shares			100,000
Common stock issued in connection with debenture issuance, amount	5,000	0	$ 100	0	4,900	0
Common stock issued for debenture conversion, including related fees, shares			300,000
Common stock issued for debenture conversion, including related fees, amount	7,165	$ 0	$ 300	0	6,865	0
Series A preferred stock issued for cash, net of costs and discounts, shares		202,600
Series A preferred stock issued for cash, net of costs and discounts, amount	0	$ 23,400	0	0	0	0
Accrued dividends and accretion of conversion feature on Series A preferred stock	(46,620)	46,620	0	0	0	(46,620)
Deemed dividends related to conversion feature of Series A preferred stock	(55,468)	$ 0	$ 0	0	0	(55,468)
Common stock issued for Series A preferred stock conversions, shares		(42,000)	2,977,226
Common stock issued for Series A preferred stock conversions, amount	80,122	$ (38,093)	$ 2,977	0	77,145	0
Net loss	(479,073)	$ 0	$ 0	0	0	(479,073)
Stock-based compensation	51,000
Balance, shares at Dec. 31, 2019		160,600	74,242,196
Balance, amount at Dec. 31, 2019	(859,202)	$ 31,927	$ 74,242	0	10,697,216	(11,630,660)
Balance, shares at Dec. 31, 2018			66,714,970
Balance, amount at Dec. 31, 2018	(556,539)	0	$ 66,715	0	10,426,245	(11,049,499)
Net loss	(2,639,472)	$ 0	0	0	0	(2,639,472)
Shares of Series A preferred stock for cash, net of costs and discounts, shares		333,850
Shares of Series A preferred stock for cash, net of costs and discounts, amount	(262,888)	$ 46,544	$ 0	0	0	(262,888)
Conversion of Series A preferred shares to common stock, shares		(308,000)	272,256,929
Conversion of Series A preferred shares to common stock, amount	446,108	$ (105,984)	$ 272,257	$ 0	375,872	(202,021)
Issuance of Series B preferred stock, shares				1,000,000
Issuance of Series B preferred stock, amount	277,543	0	0	$ 1,000	276,543	0
Accrued dividends on Series A preferred stock	(79,420)	79,420	$ 0	0	0	(79,420)
Shares of common stock issued for cash, shares			44,803,645
Shares of common stock issued for cash, amount	202,973	0	$ 44,804	0	158,169	0
Shares of common stock issued for conversion of convertible note, including fees, shares			659,021,898
Shares of common stock issued for conversion of convertible note, including fees, amount	1,894,563	0	$ 659,022	0	1,235,541	0
Stock-based compensation	14,906	0	$ 0	0	14,906	0
Cashless exercise of warrants, shares			105,038,690
Cashless exercise of warrants, amount	0	0	$ 105,038	0	(105,038)	0
Increase in fair value of warrants	0	0	$ 0	0	370,726	(370,726)
Issuance of common stock for conversion of payables, shares			26,828,800
Issuance of common stock for conversion of payables, amount	67,072	0	$ 26,829	0	40,243	0
Issuance of common stock for commitment fee on equity line, shares			8,000,000
Issuance of common stock for commitment fee on equity line, amount	0	0	$ 8,000	0	(8,000)	0
Issuance of common stock for commitment fee on inventory note, shares			2,000,000
Issuance of common stock for commitment fee on inventory note, amount	14,800	$ 0	$ 2,000	$ 0	12,800	0
Balance, shares at Dec. 31, 2020		186,450	1,192,192,158	1,000,000
Balance, amount at Dec. 31, 2020	(923,017)	$ 51,907	$ 1,192,192	$ 1,000	13,068,978	(15,185,187)
Balance, shares at Dec. 31, 2019		160,600	74,242,196
Balance, amount at Dec. 31, 2019	(859,202)	$ 31,927	$ 74,242	$ 0	10,697,216	(11,630,660)
Net loss	(2,639,472)
Stock-based compensation	15,000
Balance, shares at Dec. 31, 2020		186,450	1,192,192,158	1,000,000
Balance, amount at Dec. 31, 2020	$ (923,017)	$ 51,907	$ 1,192,192	$ 1,000	$ 13,068,978	$ (15,185,187)